INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 0.7%
4,891	Teledyne Technologies, Inc.(a)	$ 2,103,472

	ASSET MANAGEMENT - 0.7%
8,279	LPL Financial Holdings, Inc.	2,066,107

	BANKING - 1.2%
1,506	First Citizens BancShares, Inc., Class A	1,105,043
6,699	Signature Bank	770,720
5,895	SVB Financial Group(a)	1,698,408
		3,574,171
	BIOTECH & PHARMA - 2.3%
13,265	Alnylam Pharmaceuticals, Inc.(a)	2,539,584
23,849	Incyte Corporation(a)	1,835,896
10,499	Neurocrine Biosciences, Inc.(a)	1,082,447
9,570	Sarepta Therapeutics, Inc.(a)	1,168,784
		6,626,711
	CHEMICALS - 1.8%
12,956	Albemarle Corporation	3,294,840
36,768	Mosaic Company (The)	1,955,690
		5,250,530
	COMMERCIAL SUPPORT SERVICES - 4.3%
10,801	Cintas Corporation	4,735,915
33,542	Republic Services, Inc.	4,324,571
27,196	Waste Connections, Inc.	3,642,088
		12,702,574
	CONSTRUCTION MATERIALS - 0.8%
8,758	Advanced Drainage Systems, Inc.	777,097
5,560	Carlisle Companies, Inc.	1,435,704
		2,212,801
	CONTAINERS & PACKAGING - 0.4%
12,549	Crown Holdings, Inc.	1,085,614

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	DATA CENTER REIT - 1.1%
30,968	Digital Realty Trust, Inc.	$ 3,227,795

	DIVERSIFIED INDUSTRIALS - 0.7%
14,713	Dover Corporation	2,205,479

	ELECTRIC UTILITIES - 2.2%
69,774	AES Corporation (The)	1,722,022
26,372	Alliant Energy Corporation	1,352,092
40,658	Avangrid, Inc.	1,586,882
67,401	CenterPoint Energy, Inc.	1,875,096
		6,536,092
	ELECTRICAL EQUIPMENT - 4.3%
63,091	Amphenol Corporation, Class A	4,890,814
18,833	Keysight Technologies, Inc.(a)	3,012,527
11,140	Roper Technologies, Inc.	4,792,428
		12,695,769
	ENGINEERING & CONSTRUCTION - 0.8%
15,176	Quanta Services, Inc.	2,449,406

	FOOD - 1.8%
16,709	Darling Ingredients, Inc.(a)	1,057,178
57,703	Hormel Foods Corporation	2,560,860
15,100	Lamb Weston Holdings, Inc.	1,519,664
		5,137,702
	HEALTH CARE FACILITIES & SERVICES - 1.0%
17,929	Catalent, Inc.(a)	1,223,116
6,296	Molina Healthcare, Inc.(a)	1,733,478
		2,956,594
	HEALTH CARE REIT - 0.7%
42,775	Ventas, Inc.	2,081,004

	INDUSTRIAL REIT - 4.1%
98,274	Prologis, Inc.	12,127,011

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.2%
7,231	United Rentals, Inc.	$ 3,387,940

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
44,441	Interactive Brokers Group, Inc., Class A	3,826,815

	INSURANCE - 0.5%
24,623	Loews Corporation	1,504,219

	MACHINERY - 2.1%
5,977	Nordson Corporation	1,312,788
13,616	Parker-Hannifin Corporation	4,790,790
		6,103,578
	MEDICAL EQUIPMENT & DEVICES - 9.7%
65,393	Edwards Lifesciences Corporation(a)	5,260,213
8,889	IDEXX Laboratories, Inc.(a)	4,206,630
37,369	Intuitive Surgical, Inc.(a)	8,572,076
2,355	Mettler-Toledo International, Inc.(a)	3,376,387
6,027	Repligen Corporation(a)	1,050,928
15,659	ResMed, Inc.	3,335,367
7,847	West Pharmaceutical Services, Inc.	2,487,734
		28,289,335
	METALS & MINING - 3.4%
150,420	Freeport-McMoRan, Inc.	6,162,707
84,794	Newmont Corporation	3,697,866
		9,860,573
	MULTI ASSET CLASS REIT - 0.6%
22,297	WP Carey, Inc.	1,809,625

	OFFICE REIT - 1.3%
17,483	Alexandria Real Estate Equities, Inc.	2,618,604
16,797	Boston Properties, Inc.	1,099,868
		3,718,472
	OIL & GAS PRODUCERS - 2.4%
33,417	Antero Resources Corporation(a)	875,525

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS PRODUCERS - 2.4% (Continued)
67,818	Devon Energy Corporation	$ 3,656,747
18,734	Diamondback Energy, Inc.	2,633,626
		7,165,898
	OIL & GAS SERVICES & EQUIPMENT - 2.6%
144,646	Schlumberger Ltd	7,696,613

	RENEWABLE ENERGY - 1.9%
16,266	Enphase Energy, Inc.(a)	3,424,481
11,900	First Solar, Inc.(a)	2,012,766
		5,437,247
	RESIDENTIAL REIT - 3.6%
11,135	Camden Property Trust	1,277,853
19,735	Equity LifeStyle Properties, Inc.	1,352,045
40,134	Equity Residential	2,509,178
65,005	Invitation Homes, Inc.	2,032,056
13,110	Sun Communities, Inc.	1,876,565
34,292	UDR, Inc.	1,469,069
		10,516,766
	RETAIL - DISCRETIONARY - 0.9%
15,099	Genuine Parts Company	2,670,410

	RETAIL REIT - 1.5%
66,800	Realty Income Corporation	4,271,859

	SELF-STORAGE REIT - 0.8%
14,106	Extra Space Storage, Inc.	2,322,553

	SEMICONDUCTORS - 10.2%
54,098	Analog Devices, Inc.	9,925,360
15,553	Entegris, Inc.	1,325,582
14,976	KLA Corporation	5,681,595
58,392	Microchip Technology, Inc.	4,731,504
46,100	ON Semiconductor Corporation(a)	3,568,601
16,637	Skyworks Solutions, Inc.	1,856,190

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 10.2% (Continued)
16,388	Teradyne, Inc.	$ 1,657,482
14,189	Wolfspeed, Inc.(a)	1,049,702
		29,796,016
	SOFTWARE - 8.6%
9,064	ANSYS, Inc.(a)	2,751,921
20,955	DocuSign, Inc.(a)	1,285,589
5,014	HubSpot, Inc.(a)	1,939,716
20,941	ServiceNow, Inc.(a)	9,050,073
16,279	Synopsys, Inc.(a)	5,921,649
4,373	Tyler Technologies, Inc.(a)	1,404,826
16,738	Veeva Systems, Inc., Class A(a)	2,772,817
		25,126,591
	STEEL - 2.5%
28,239	Nucor Corporation	4,728,339
19,604	Steel Dynamics, Inc.	2,472,260
		7,200,599
	TECHNOLOGY HARDWARE - 1.0%
22,577	NetApp, Inc.	1,457,345
5,279	Zebra Technologies Corporation, Class A(a)	1,585,020
		3,042,365
	TECHNOLOGY SERVICES - 10.1%
43,107	CoStar Group, Inc.(a)	3,045,941
6,078	EPAM Systems, Inc.(a)	1,869,897
2,736	Fair Isaac Corporation(a)	1,853,339
61,845	Fidelity National Information Services, Inc.	3,919,118
7,556	FleetCor Technologies, Inc.(a)	1,622,953
8,333	Gartner, Inc.(a)	2,731,641
27,315	Global Payments, Inc.	3,064,743
8,393	MSCI, Inc.	4,382,405
37,096	Paychex, Inc.	4,095,398
16,458	Verisk Analytics, Inc.	2,816,128
		29,401,563
	TRANSPORTATION & LOGISTICS - 2.7%
17,409	Expeditors International of Washington, Inc.	1,820,285

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS - 2.7% (Continued)
11,158	JB Hunt Transport Services, Inc.	$ 2,017,255
11,675	Old Dominion Freight Line, Inc.	3,960,860
		7,798,400
	TRANSPORTATION EQUIPMENT - 1.4%
55,896	PACCAR, Inc.	4,035,655

	WHOLESALE - DISCRETIONARY - 0.6%
28,122	LKQ Corporation	1,611,109

	TOTAL COMMON STOCKS (Cost $310,414,150)	291,633,033

	TOTAL INVESTMENTS - 99.8% (Cost $310,414,150)	$ 291,633,033
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	713,309
	NET ASSETS - 100.0%	$ 292,346,342

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
(a)	- Non-income producing security.